UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 97.59%

Beverages - 2.99%
1,995	PepsiCo, Inc.	$ 166,583

Cogeneration Services & Small Power Producers - 1.33%
5,190	The AES Corp.	74,113

Computer & Office Equipment - 3.04%
881	International Business Machine Corp.	169,584

Computer Storage Devices - 3.86%
2,652	SanDisk Corp.	215,316

Construction, Mining & Materials Handling Machinery & Equipment - 2.01%
1,370	Dover Corp.	111,998

Converted Paper & Paperboard Products (No Containers/boxes) - 3.06%
3,365	Avery Dennison Corp.	170,505

Crude Petroleum & Natural Gas - 2.15%
1,257	Occidental Petroleum Corp.	119,780

Electrical Work - 3.48%
5,256	Quanta Services, Inc. *	193,946

Electronic Connectors - 4.98%
3,028	Amphenol Corp. Class-A	277,516

Fire, Marine & Casualty Insurance - 3.11%
1,938	Chubb Corp.	173,063

Hospital & Medical Service Plans - 2.10%
1,177	Wellpoint, Inc.	117,170

Household Audio & Video Equipment - 0.39%
685	Knowles Corp. *	21,625

Instruments For Measuring & Testing of Electricity - 2.40%
2,387	Agilent Technologies, Inc.	133,481

Investment Advice - 2.29%
2,355	Franklin Resources, Inc.	127,594

Life Insurance - 3.28%
3,461	MetLife, Inc.	182,741

National Commercial Banks - 6.14%
2,547	JP Morgan Chase & Co.	154,628
2,155	PNC Financial Services Group, Inc.	187,485
		342,113
Oil & Gas Field Machinery & Equipment - 5.32%
2,857	Baker-Hughes, Inc.	185,762
1,418	National Oilwell Varco, Inc.	110,420
		296,182
Perfumes, Cosmetics & Other Toilet Preparations - 3.92%
3,365	Colgate Palmolive Co.	218,288

Petroleum Refining - 3.64%
3,821	Valero Energy Corp.	202,895

Pharmaceutical Preparations - 2.82%
763	Actavis, Inc. *	157,064

Public Building & Related Furniture - 7.56%
2,668	Be Aerospace, Inc. *	231,556
4,006	Johnson Controls, Inc.	189,564
		421,120
Railroads, Line-Haul Operating - 3.63%
2,083	Norfolk Southern Corp.	202,405

Retail-Variety Stores - 2.98%
2,171	Wal-Mart Stores, Inc.	165,930

Semiconductors & Related Devices - 2.00%
5,456	Applied Materials, Inc.	111,384

Services-Miscellaneous Amusement & Recreation - 4.65%
3,236	Walt Disney Co.	259,106

Services-Prepackaged Software - 2.99%
4,070	Microsoft Corp.	166,829

Special Industry Miachinery (No Metalworking Machinery) - 3.80%
2,672	Pentair Ltd.	211,996

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.01%
1,109	Nucor Corp.	56,049

Telephone Communications (No Radio Telephone) - 1.98%
3,140	AT&T, Inc.	110,120

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.69%
3,982	AmerisourceBergen Corp.	261,179

TOTAL FOR COMMON STOCKS (Cost $3,279,005) - 97.59%		$ 5,437,675

SHORT TERM INVESTMENTS - 2.43%
135,445	First American Government Obligation Fund Class Y 0.01% ** (Cost $135,445)	135,445

TOTAL INVESTMENTS (Cost $3,414,450) - 100.02%		$ 5,573,120

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(938)

NET ASSETS - 100.00%		$ 5,572,182

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS
At March 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,414,450 amounted to $2,158,670, which consisted of aggregate gross unrealized appreciation of
$2,164,987 and aggregate gross unrealized depreciation of $6,317.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,437,675	$0	$0	$5,437,675
Cash Equivalents	$135,445	$0	$0	$135,445
Total	$5,573,120	$0	$0	$5,573,120

	Manor Growth Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 95.88%

Air Transportation, Scheduled - 3.41%
8,641	Southwest Airlines Co.	$ 204,014

Beverages - 5.35%
3,765	Constellation Brands, Inc. Class-A *	319,912

Biological Products (No Diagnostic Substances) - 3.77%
3,182	Gilead Sciences, Inc. *	225,477

Communications Services, NEC - 4.31%
3,373	DIRECTV, Inc. Class-A *	257,765

Crude Petroleum & Natural Gas - 1.47%
1,909	Southwestern Energy Co. *	87,833

Electronic Computers - 3.81%
425	Apple, Inc.	228,115

Fire, Marine & Casualty Insurance - 3.38%
2,042	Ace Ltd. (Switzerland)	202,281

Investment Advice - 3.29%
982	Affiliated Managers Group, Inc. *	196,449

Iron & Steel Foundries - 4.69%
1,110	Precision Castparts Corp.	280,564

Leather & Leather Products - 3.52%
2,257	Michael Kors Holdings, Ltd. (China) *	210,510

Measuring & Controlling Devices - 8.13%
2,441	Thermo Fisher Scientific, Inc.	293,506
4,951	Trimble Navigation Ltd. *	192,445
		485,951
Oil & Gas Field Services - 1.92%
1,178	Schlumberger Ltd.	114,855

Optical Instruments & Lenses - 2.48%
2,144	KLA Tencor Corp.	148,236

Petroleum Refining - 2.56%
1,850	Hess Corp.	153,328

Pharmaceutical Preparations - 4.98%
1,685	Abbot Laboratories	64,889
1,685	Abbvie, Inc.	86,609
1,050	Celgene Corp. *	146,580
		298,078
Retail-Drug Stores & Proprietary Stores - 6.70%
2,773	Express Scripts, Inc. Class-C *	208,225
2,911	Walgreen Co.	192,213
		400,438
Retail-Home Furniture, Furnishings & Equipment Stores - 2.38%
2,071	Bed Bath & Beyond, Inc. *	142,485

Retail-Variety Stores - 2.53%
2,901	Dollar Tree, Inc. *	151,374

Semiconductors & Related Devices - 5.71%
3,229	Texas Instruments, Inc.	152,279
3,488	Xilinx, Inc.	189,294
		341,573
Services-Business Services - 2.82%
2,260	MasterCard, Inc.	168,822

Services-Computer Programming, Data Processing, Etc. - 3.88%
208	Google, Inc. Class-A *	231,818

Services-Help Supply Services - 2.86%
4,079	Half Robert International, Inc.	171,114

Services-Prepackaged Software - 5.47%
2,892	Microsoft Corp.	118,543
5,092	Oracle Corp.	208,314
		326,857
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.26%
2,824	Church & Dwight Co., Inc.	195,053

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 3.19%
7,232	LKQ Corp. *	190,563

TOTAL FOR COMMON STOCKS (Cost $3,199,326) - 95.88%		$ 5,733,465

SHORT TERM INVESTMENTS - 4.20%
251,222	First American Government Obligation Fund Class Y 0.01% ** (Cost $251,222)	251,222

TOTAL INVESTMENTS (Cost $3,450,548) - 100.08%		5,984,687

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08%)		(4,980)

NET ASSETS - 100.00%		$ 5,979,707

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS
At March 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,450,548 amounted to $2,534,139, which consisted of aggregate gross unrealized appreciation of
$2,569,068 and aggregate gross unrealized depreciation of $34,929.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,733,465	$0	$0	$5,733,465
Cash Equivalents	$251,222	$0	$0	$251,222
Total	$5,984,687	$0	$0	$5,984,687

	Manor Bond Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

US TREASURY NOTES - 98.38%
125,000	US Treasury Note 1.000% Due 11/30/2019	$ 118,467
125,000	US Treasury Note 0.375% Due 11/15/2015	125,190
150,000	US Treasury Note 0.500% Due 06/15/2016	149,906
200,000	US Treasury Note 0.625% Due 05/31/2017	197,688
375,000	US Treasury Note 1.000% Due 03/31/2017	375,938
300,000	US Treasury Note 1.255% Due 10/31/2015	304,641
250,000	US Treasury Note 1.375% Due 11/30/2018	247,187

TOTAL FOR US TREASURY NOTES (Cost $1,514,499) - 98.38%		$ 1,519,017

SHORT TERM INVESTMENTS - 1.44%
22,231	First American Treasury Obligation Class Y 0.02% * (Cost $45,877)	22,231

TOTAL INVESTMENTS (Cost $1,536,730) - 99.82%		1,541,248

OTHER ASSETS LESS LIABILITIES - 0.18%		2,724

NET ASSETS - 100.00%		$ 1,543,972

* Variable rate security; the coupon rate shown represents the yield at March 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS
At March 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,536,730 amounted to $4,518, which consisted of aggregate gross unrealized appreciation of
$15,379 and aggregate gross unrealized depreciation of $10,861.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$1,519,017	$0	$0	$1,519,017
Cash Equivalents	$22,231	$0	$0	$22,231
Total	$1,541,248	$0	$0	$1,541,248

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 12, 2014

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 12, 2014